SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
SHARE-BASED COMPENSATION [Text Block]
9.	SHARE-BASED COMPENSATION

	a)	Stock options

The Company has a stock option plan under which the Company is authorized to grant stock options of up to 10% of the number of common shares issued and outstanding of the Company at any given time.

The following table presents changes in stock options outstanding and exercisable:
	December 31, 2018		December 31, 2017
	Number of	Weighted Average	Number of	Weighted Average
	Options	Exercise Price (CAD$)	Options	Exercise Price (CAD$)
Outstanding, beginning of year	16,050,000	0.16	15,710,000	0.16
Granted	2,570,000	0.06	2,900,000	0.095
Expired	(3,760,000)	0.16	(2,500,000)	(0.45)
Forfeiture	-	-	(60,000)	(0.10)
Outstanding, end of year	14,860,000	0.09	16,050,000	0.16
Exercisable, end of year	14,860,000	0.09	15,850,000	0.17

The following table summarizes stock options outstanding by expiry dates with exercise price at the date of recording in Canadian dollars:

	Exercise Price	Number of Options Outstanding
Expiry Date	(CAD$)	December 31, 2018	December 31, 2017
September 19, 2018	0.16	-	3,760,000
June 25, 2019	0.10	2,815,000	2,815,000
December 31, 2019	0.05	1,000,000	1,000,000
March 26, 2020	0.05	200,000	200,000
July 16, 2020	0.13	2,380,000	2,380,000
April 14, 2021	0.065	2,995,000	2,995,000
June 23, 2022	0.095	2,900,000	2,900,000
September 20, 2023	0.06	2,570,000	-
		14,860,000	16,050,000

Subsequent to year end 2018, 400,000 stock options were exercised for proceeds of CAD $25,000.

The Company used the following assumptions in the Black-Scholes option pricing model:

	Year ended December 31,
	2018	2017	2016
Weighted average share price	CAD0.05	CAD0.06	CAD0.09
Risk-free interest rate	1.32%	0.60%	0.60%
Expected share price volatility	103%	85%	141%
Expected option life in years	5.0	5.0	5.0
Forfeiture rate	0%	0%	0%
Expected dividend yield	0%	0%	0%

Share-based payment expenses were allocated as follows:

	Year ended December 31,
(In thousands of U.S. Dollars)	2018	2017	2016
Consultants	$22	$55	$30
Directors and officers	53	88	85
Employees	16	26	21
	$91	$169	$136

b)	Share purchase warrants

The following table summarizes warrants outstanding as of December 31, 2018 and 2017:

Expiry date	Exercise price	December 31, 2018	December 31, 2017
January 2, 2018	CAD0.16	-	5,721,000
September 13, 2018	$0.15	-	29,810,000
October 3, 2019	$0.16	19,000,000	19,000,000
		19,000,000	54,531,000